PROPERTY, EQUIPMENT AND SOFTWARE, NET	9 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	March 31,	December 31,
	2024	2024
	RMB	RMB

Cost
Leasehold improvement	212,123	37,038
Electronic equipment	49,036	16,379
Software	26,953	18,213
Furniture	15,643	14,868
Machine	11,081	16,805
Vehicles and motors	6,621	6,656
Construction in progress	778	98
Total property, equipment and software	322,235	110,057

Less: accumulated depreciation and amortization
Leasehold improvement	(175,667)	(3,837)
Electronic equipment	(45,327)	(13,052)
Software	(22,974)	(16,891)
Furniture	(1,083)	(873)
Machine	(477)	(1,211)
Vehicles and motors	(2,464)	(2,773)
Total accumulated depreciation and amortization	(247,992)	(38,637)

Net book value	74,243	71,420

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expense are approximately RMB13.4 million, RMB12.3 million and RMB8.2 million for the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024, respectively.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)